Long-Term Debt, net - Additional Information (Details)		1 Months Ended			3 Months Ended		6 Months Ended
	Feb. 11, 2021 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) installment	Jun. 30, 2022 USD ($) item	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($) item
Line of Credit Facility [Line Items]
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities					$ 1,556,300,000		$ 1,556,300,000
Deferred bond issuance costs			$ 8,100,000		7,200,000		$ 7,200,000
Number of vessels excluding sale and lease back arrangement | item							24
Early repaid amount							$ 13,750,000	$ 383,125,000
Gain/(loss) on debt extinguishment		$ 2,300,000			(2,254,000)	$ 22,939,000	(2,254,000)	22,939,000
Incurred interest expense							18,500,000	27,400,000
Interest expense capitalized							7,200,000	$ 700,000
TEU sister vessels
Line of Credit Facility [Line Items]
TEU | item				5,466		5,466		5,466
BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Credit facility					130,000,000		130,000,000
BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Credit facility					130		130
Balloon payment at maturity				$ 67,200,000		$ 67,200,000		$ 67,200,000
Long-term debt			120,000,000		$ 110,000,000		$ 110,000,000
Minimum percentage of fair market value of collateral vessels required to cover loan value					125.00%		125.00%
Early repaid amount				130,000,000.0
BNP Paribas/Credit Agricole $130 mil. Facility | TEU sister vessels
Line of Credit Facility [Line Items]
Amount of quarterly instalment				1,900,000
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Line of Credit Facility [Line Items]
Amount of quarterly instalment				$ 5,000,000.0
BNP Paribas/Credit Agricole $130 mil. Facility | Non-cumulative compounded RFR rate
Line of Credit Facility [Line Items]
Spread on variable rate				2.16%
Alpha Bank $55.25 mil. Facility
Line of Credit Facility [Line Items]
Credit facility			$ 55,250,000		$ 55,250,000		$ 55,250,000
Term of debt			5 years
Number of quarterly instalments | installment			20
Amount of quarterly instalment			$ 1,875,000
Balloon payment at maturity			17,750,000
Long-term debt			55,250,000		51,500,000		51,500,000
Alpha Bank $55.25 mil. Facility | SOFR
Line of Credit Facility [Line Items]
Spread on variable rate								2.30%
Citibank $382.5 mil. Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility			$ 382,500,000		382,500,000		382,500,000
Term of debt			5 years
Number of quarterly instalments | installment			20
Amount of quarterly instalment			$ 11,250,000
Balloon payment at maturity			$ 157,500,000
Outstanding balance					0		0
Commitment fee payable (as a percent)			0.80%
Remaining borrowing availability					360,000,000.0		360,000,000.0
Citibank $382.5 mil. Revolving Credit Facility | SOFR
Line of Credit Facility [Line Items]
Spread on variable rate			2.00%
Citibank $382.5 mil. Revolving Credit Facility | BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Credit facility					382,500,000		382,500,000
Senior unsecured notes
Line of Credit Facility [Line Items]
Fixed interest rate (as a percent)	8.50%
Percent of equity offering proceeds within 90 days after the equity offering closing	108.50%
Deferred bond issuance costs	$ 9,000,000.0
Long-term debt	$ 300,000,000.0		$ 262,766,000		262,766,000		262,766,000
Company repurchased unsecured senior notes			37,200,000
Senior unsecured notes | Prior to March 1, 2024
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed	104.25%
Senior unsecured notes | On or after March 1, 2024
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed	102.125%
Senior unsecured notes | On or after March 1, 2025
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed	100.00%
Senior unsecured notes | Maximum [Member]
Line of Credit Facility [Line Items]
Redemption price (as percent)	35.00%
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility			815,000,000		$ 55,250,000		$ 55,250,000
Outstanding balance			$ 437,750,000
Minimum percentage of fair market value of collateral vessels required to cover loan value					120.00%		120.00%
Minimum liquidity					$ 30,000,000.0		$ 30,000,000.0
Maximum leverage ratio					6.5		6.5
Minimum interest coverage ratio					2.5		2.5